Note Payable	6 Months Ended	12 Months Ended
	Jul. 31, 2018	Jan. 31, 2018
Debt Disclosure [Abstract]
Note Payable

NOTE 6 – NOTE PAYABLE

As of January 31, 2018, the Company had outstanding advances of $157,455 from an unrelated party, the advances are unsecured and bares an interest rate of 5% per annum and is due upon demand giving 30 days written notice to the borrower. During the six months ended July 31, 2018, the Company issued 831,330 shares of common stock to settle the note payable of $157,455 and accrued interest of $8,811. As a result, the Company recognized a loss on extinguishment of debt of $166,266. The Company has recorded accrued interest of $1,277 for the six months ended July 31, 2018.

NOTE 7 – NOTE PAYABLE

As of January 31, 2018 the Company received advances totaling $157,455 from an unrelated party, the advances are unsecured and bares an interest rate of 5% per annum, and is due upon demand giving 30 days written notice to the borrower. The Company has recorded accrued interest of $4,157 for the year ended January 31, 2018.